Other financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets And Liabilities
Restricted cash non current	$ 13	$ 4
Derivative financial instruments current	53	271
Derivative financial instruments non current	15	544
Investments in equity securities non current	54	45
Total other financial assets - Current	53	271
Total other financial assets non current	82	593
Derivative financial instruments current	197	36
Derivative financial instruments non current	428	95
Other financial liabilities - Related parties - Current	291	290
Other financial liabilities, Liabilities related to the concession grant-Current	467	591
Liabilities related to the concession grant non current	1,887	3,278
Other financial liabilities current	588	759
Other financial liabilities non current	32
Total other financial liabilities - Current	1,543	1,676
Total other financial liabilities non current	$ 2,347	$ 3,373